Capital Stock and Other Related Accounts (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of detailed information of capital stock and other capital related accounts

	2021	2020
Capital stock	59,603	59,603
Capital adjustment	7,193,371	7,193,371
Treasury shares	(2,387,251)	—
Share premium	13,096,405	13,096,405
Merger premium	2,365,749	2,365,749
Share-based payment plans	39,870	—

Total	20,367,747	22,715,128

The issued, paid-in and registered capital stock consists of:
Common stock with a face value of $ 0.10 per share
and entitled to 1 vote each, fully paid-in (in thousands)	596,026	596,026